Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Term Borrowings [Abstract]
Schedule Of Information Pertaining To Term Borrowings

(Dollars in thousands)	2011	2010

First Tennessee Bank National Association:
Subordinated notes (a)
Matures on January 15, 2015 – 5.05%	$338,951	$338,786
Matures on May 15, 2013 – 4.625%	264,586	273,590
Matures on April 1, 2016 – 5.65%	293,416	287,357
Bank notes (b)	-	548,950
Other collateralized borrowings – Matures on December 22, 2037 0.85% on December 31, 2011 and 0.60% on December 31, 2010 (c)	52,218	51,241
Federal Home Loan Bank borrowings (d)	2,714	2,870
First Horizon National Corporation:
Subordinated capital notes (a)
Matures on May 15, 2013 – 4.50%	105,840	109,447
Senior capital notes
Matures on December 15, 2015 – 5.375%	522,742	500,492
Subordinated notes (e)
Matures on January 6, 2027 – 8.07%	-	109,308
Matures on April 15, 2034 – 6.30%	220,072	205,883
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Matures on March 31, 2031 – 9.50%	45,693	45,625
First Horizon ABS Trusts:
Other collateralized borrowings (f)
Matures on October 25, 2034 0.46% on December 31, 2011 and 0.42% on December 31, 2010	118,498	144,811
Matures on October 26, 2026 0.43% on December 31, 2011 and 0.39% on December 31, 2010	168,888	203,203
Matures on September 25, 2029 0.43% on December 31, 2011 and 0.39% on December 31, 2010	185,357	220,836
Matures on January 25, 2024 0.68% on December 31, 2011 and 0.67% on December 31, 2010	13,639	17,854
Matures on February 25, 2034 0.48% on December 31, 2011 and 0.47% on December 31, 2010	18,120	23,109
Matures on October 25, 2034 0.55% on December 31, 2011 and 0.54% on December 31, 2010	77,161	93,651
Matures December 2019 5.08% on December 31, 2011 and 5.00% on December 31, 2010	23,641	29,741
Matures on September 1, 2032 6.41% on December 31, 2011 and 2010	14,823	21,316
First Tennessee New Markets Corporation Investments:
Matures on October 25, 2018 – 4.97%	7,301	-
Matures on February 1, 2033 – 4.97%	8,000	-

Total	$2,481,660	$3,228,070

(a)	Qualifies for total capital under the risk-based capital guidelines.

(b)	The bank notes were issued with variable interest rates and matured on February 14, 2011. These bank notes had a weighted average interest rate of 0.43 percent on December 31, 2010.

(c)	Secured by $52.2 million of trust preferred loans.

(d)

The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1 to 19 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2011 and 2010.

(e)	See Note 11 – Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details. In 2011, FHN redeemed the subordinated notes that paid 8.07 percent.

(f)	On December 31, 2011 and 2010, borrowings secured by $640.8 million and $757.5 million, respectively, of retail real estate residential loans.

Schedule Of Annual Principal Repayment Requirements

(Dollars in thousands)

2012	$158
2013	350,158
2014	158
2015	804,158
2016	250,158
2017 and after	942,758